Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements	1 Months Ended	5 Months Ended
	Oct. 19, 2020 $ / shares	Dec. 31, 2020 $ / shares
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price (in Dollars per share)		$ 10.15
Strike price (in Dollars per Share)	11.5	11.5
Term (in years)	5 years	5 years
Volatility	16.30%	21.20%
Risk-free rate	0.34%	0.34%
Dividend yield	0.00%	0.00%
Probability of completing a Business Combination	70.00%	70.00%